Supplement dated November 6, 2001 to Prospectus dated May 1, 2001

THE GUARDIAN C+C VARIABLE ANNUITY

The following information should be read in conjunction with the Prospectus dated May 1, 2001 for The Guardian C + C Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account
F. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

--------------------------------------------------------------------------------

1. The following is added as the new paragraph under "OTHER CONTRACT FEATURES" on page 2 of the Prospectus:

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. DecadeSM, the living benefit rider, provides that your contract value on the tenth anniversary is at least as much as your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

2. The following is added prior to the second to last paragraph in the section entitled "EXPENSES" on page 2 of the Prospectus:

o     Earnings Benefit expense

      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

3. The following table replaces the information entitled "SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES" on page 3 of the Prospectus:

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

                                         Contract with       Contract with              Contract              Contracts
                                         no additional      one additional          with any two         with all three
                                                riders               rider     additional riders      additional riders
-----------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge
  o years 0-4                                    1.55%               1.55%                 1.55%                  1.55%
  o years 5 and beyond                           1.45%               1.45%                 1.45%                  1.45%
-----------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
  o Administrative Charge                        0.20%               0.20%                 0.20%                  0.20%
  o Enhanced Death Benefit/
    Living Benefit/Earnings
    Benefit Charge                               0.00%               0.25%                 0.50%                  0.75%
-----------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate
Account Fees                                     0.20%               0.45%                 0.70%                  0.95%
-----------------------------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses
  o years 0-4                                    1.75%               2.00%                 2.25%                  2.50%
  o years 5 and beyond                           1.65%               1.90%                 2.15%                  2.40%
-----------------------------------------------------------------------------------------------------------------------

4. The following replaces the information entitled "Comparison of contract expenses among underlying funds" found on pages 6 and 7 of the Prospectus:

The first column of the chart shows expenses for the basic contract (BC). The other columns show expenses for the basic contract with one, two and three of the additional benefits, respectively. The three benefits are the living benefit, the contract anniversary enhanced death benefit and the earnings benefit.

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment (excluding any investment credit), assuming a 5% annual return on assets.

SUPPLEMENT

EB-013914 (4)

                                                           1 Yr.                       3 Yrs.                        5 Yrs.
                                           ---------------------------------------------------------------------------------------
                                                   One     Two    Three          One     Two   Three           One     Two   Three
                                            BC    Rider  Riders  Riders   BC    Rider  Riders Riders    BC    Rider  Riders Riders
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                      55     58      60     63      87     94     102    110     130    143     156    169
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                      55     58      60     63      87     95     103    110     130    143     156    169
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                     55     57      60     63      86     94     102    109     129    142     155    168
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund           58     60      63     66      95    103     111    119     144    157     170    183
----------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund              52     55      57     60      78     86      94    102     116    129     142    155
----------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund       57     60      62     65      93    100     108    116     140    153     166    178
----------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund        59     61      64     67      98    106     113    121     149    161     174    187
----------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund          59     62      65     67     100    108     116    123     152    165     178    190
----------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund       64     66      69     72     113    121     128    136     173    186     198    210
----------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                   55     58      61     63      88     96     104    112     132    145     158    171
----------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset
 Management Trust                           55     58      60     63      88     95     103    111     131    144     157    170
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund             62     65      68     70     109    117     125    132     167    180     192    205
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                        58     61      63     66      96    104     111    119     145    158     171    183
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund         59     62      65     67     100    108     116    123     152    165     178    190
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                         58     61      63     66      96    104     112    119     145    158     171    184
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                                 59     61      64     67      98    106     113    121     149    161     174    187
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
  Appreciation Fund                         60     62      65     67     100    108     116    124     153    166     178    191
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                         59     62      64     67      99    106     114    122     150    162     175    188
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                         58     61      63     66      96    104     111    119     145    158     171    183
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
  (Service Class 2)                         59     61      64     67      98    106     114    122     149    162     175    187
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
  (Service Class 2)                         58     61      63     66      96    104     112    120     146    159     172    184
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive
  Growth Portfolio (Service Shares)         59     62      64     67      99    106     114    122     150    162     175    188
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
  Portfolio (Service Shares)                59     62      64     67      99    106     114    122     150    162     175    188
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income
  Portfolio (Service Shares)                60     62      65     68     101    109     116    124     153    166     179    191
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income
  Portfolio (Service Shares)                61     64      66     69     104    112     120    128     159    172     185    197
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
  Portfolio (Service Shares)                59     62      64     67      99    107     115    123     151    164     177    189
----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
  (Service Class)                           60     63      65     68     102    110     118    125     156    169     181    194
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
  (Service Class)                           60     63      66     68     103    111     118    126     157    170     182    195
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
  (Service Class)                           62     65      68     70     109    117     124    132     167    179     192    204
----------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series
  (Service Class)                           61     63      66     69     104    112     120    127     159    172     184    197
----------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                           61     63      66     69     104    112     120    127     159    172     184    197
----------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio (Class II)    60     63      65     68     102    110     118    125     156    169     181    194
----------------------------------------------------------------------------------------------------------------------------------

                                                          10 Yrs.
                                           ---------------------------
                                                   One     Two   Three
                                             BC   Rider  Riders Riders
----------------------------------------------------------------------
The Guardian Cash Fund                      272    298      323    348
----------------------------------------------------------------------
The Guardian Bond Fund                      273    299      324    349
----------------------------------------------------------------------
The Guardian Stock Fund                     270    296      321    346
----------------------------------------------------------------------
The Guardian Small Cap Stock Fund           301    326      351    375
----------------------------------------------------------------------
The Guardian VC 500 Index Fund              245    271      297    322
----------------------------------------------------------------------
The Guardian VC Asset Allocation Fund       292    317      342    366
----------------------------------------------------------------------
The Guardian VC High Yield Bond Fund        309    334      359    382
----------------------------------------------------------------------
Baillie Gifford International Fund          316    341      365    389
----------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund       357    380      404    426
----------------------------------------------------------------------
Value Line Centurion Fund                   278    303      328    353
----------------------------------------------------------------------
Value Line Strategic Asset
 Management Trust                           275    301      326    351
----------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund             345    369      393    415
----------------------------------------------------------------------
AIM V.I. Growth Fund                        302    327      352    376
----------------------------------------------------------------------
AIM V.I. Government Securities Fund         316    341      365    389
----------------------------------------------------------------------
AIM V.I. Value Fund                         303    328      353    377
----------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                                 309    334      359    382
----------------------------------------------------------------------
American Century VP Capital
  Appreciation Fund                         317    342      366    390
----------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                         311    336      361    384
----------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                         302    327      352    376
----------------------------------------------------------------------
Fidelity VIP Growth Portfolio
  (Service Class 2)                         310    335      360    383
----------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
  (Service Class 2)                         304    329      354    378
----------------------------------------------------------------------
Janus Aspen Series Aggressive
  Growth Portfolio (Service Shares)         311    336      361    384
----------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
  Portfolio (Service Shares)                311    336      361    384
----------------------------------------------------------------------
Janus Aspen Series Flexible Income
  Portfolio (Service Shares)                318    343      367    391
----------------------------------------------------------------------
Janus Aspen Series Growth and Income
  Portfolio (Service Shares)                330    355      379    402
----------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
  Portfolio (Service Shares)                314    339      363    387
----------------------------------------------------------------------
MFS Emerging Growth Series
  (Service Class)                           323    348      372    395
----------------------------------------------------------------------
MFS Investors Trust Series
  (Service Class)                           325    350      374    397
----------------------------------------------------------------------
MFS New Discovery Series
  (Service Class)                           344    368      392    415
----------------------------------------------------------------------
MFS Global Governments Series
  (Service Class)                           329    354      378    401
----------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                           329    354      378    401
----------------------------------------------------------------------
Prudential Jennison Portfolio (Class II)    323    348      372    395
----------------------------------------------------------------------


                                                                      SUPPLEMENT

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment (excluding any investment credit), assuming a 5% annual return on assets

                                                           1 Yr.                       3 Yrs.                        5 Yrs.
                                           ---------------------------------------------------------------------------------------
                                                   One     Two    Three          One     Two   Three           One     Two   Three
                                            BC    Rider  Riders  Riders   BC    Rider  Riders Riders    BC    Rider  Riders Riders
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                      25     28      30     33      77     84      92    100     130    143     156    169
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                      25     28      30     33      77     85      93    100     130    143     156    169
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                     25     27      30     33      76     84      92     99     129    142     155    168
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund           28     30      33     36      85     93     101    109     144    157     170    183
----------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund              22     25      27     30      68     76      84     92     116    129     142    155
----------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund       27     30      32     35      83     90      98    106     140    153     166    178
----------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund        29     31      34     37      88     96     103    111     149    161     174    187
----------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund          29     32      35     37      90     98     106    113     152    165     178    190
----------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund       34     36      39     42     103    111     118    126     173    186     198    210
----------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                   25     28      31     33      78     86      94    102     132    145     158    171
----------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset
 Management Trust                           25     28      30     33      78     85      93    101     131    144     157    170
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund             32     35      38     40      99    107     115    122     167    180     192    205
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                        28     31      33     36      86     94     101    109     145    158     171    183
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund         29     32      35     37      90     98     106    113     152    165     178    190
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                         28     31      33     36      86     94     102    109     145    158     171    184
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                                 29     31      34     37      88     96     103    111     149    161     174    187
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
  Appreciation Fund                         30     32      35     37      90     98     106    114     153    166     178    191
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                         29     32      34     37      89     96     104    112     150    162     175    188
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                         28     31      33     36      86     94     101    109     145    158     171    183
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
  (Service Class 2)                         29     31      34     37      88     96     104    112     149    162     175    187
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
  (Service Class 2)                         28     31      33     36      86     94     102    110     146    159     172    184
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive
  Growth Portfolio (Service Shares)         29     32      34     37      89     96     104    112     150    162     175    188
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
  Portfolio (Service Shares)                29     32      34     37      89     96     104    112     150    162     175    188
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income
  Portfolio (Service Shares)                30     32      35     38      91     99     106    114     153    166     179    191
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth andIncome
  Portfolio (Service Shares)                31     34      36     39      94    102     110    118     159    172     185    197
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
  Portfolio (Service Shares)                29     32      34     37      89     97     105    113     151    164     177    189
----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
  (Service Class)                           30     33      35     38      92    100     108    115     156    169     181    194
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
  (Service Class)                           30     33      36     38      93    101     108    116     157    170     182    195
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
  (Service Class)                           32     35      38     40      99    107     114    122     167    179     192    204
----------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series
  (Service Class)                           31     33      36     39      94    102     110    117     159    172     184    197
----------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                           31     33      36     39      94    102     110    117     159    172     184    197
----------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio (Class II)    30     33      35     38      92    100     108    115     156    169     181    194
----------------------------------------------------------------------------------------------------------------------------------

                                                          10 Yr.
                                           ----------------------------
                                                   One     Two    Three
                                            BC    Rider  Riders  Riders
-----------------------------------------------------------------------
The Guardian Cash Fund                       272    298      323    348
-----------------------------------------------------------------------
The Guardian Bond Fund                       273    299      324    349
-----------------------------------------------------------------------
The Guardian Stock Fund                      270    296      321    346
-----------------------------------------------------------------------
The Guardian Small Cap Stock Fund            301    326      351    375
-----------------------------------------------------------------------
The Guardian VC 500 Index Fund               245    271      297    322
-----------------------------------------------------------------------
The Guardian VC Asset Allocation Fund        292    317      342    366
-----------------------------------------------------------------------
The Guardian VC High Yield Bond Fund         309    334      359    382
-----------------------------------------------------------------------
Baillie Gifford International Fund           316    341      365    389
-----------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund        357    380      404    426
-----------------------------------------------------------------------
Value Line Centurion Fund                    278    303      328    353
-----------------------------------------------------------------------
Value Line Strategic Asset
 Management Trust                            275    301      326    351
-----------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund              345    369      393    415
-----------------------------------------------------------------------
AIM V.I. Growth Fund                         302    327      352    376
-----------------------------------------------------------------------
AIM V.I. Government Securities Fund          316    341      365    389
-----------------------------------------------------------------------
AIM V.I. Value Fund                          303    328      353    377
-----------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                                  309    334      359    382
-----------------------------------------------------------------------
American Century VP Capital
  Appreciation Fund                          317    342      366    390
-----------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                          311    336      361    384
-----------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                          302    327      352    376
-----------------------------------------------------------------------
Fidelity VIP Growth Portfolio
  (Service Class 2)                          310    335      360    383
-----------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
  (Service Class 2)                          304    329      354    378
-----------------------------------------------------------------------
Janus Aspen Series Aggressive
  Growth Portfolio (Service Shares)          311    336      361    384
-----------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
  Portfolio (Service Shares)                 311    336      361    384
-----------------------------------------------------------------------
Janus Aspen Series Flexible Income
  Portfolio (Service Shares)                 318    343      367    391
-----------------------------------------------------------------------
Janus Aspen Series Growth andIncome
  Portfolio (Service Shares)                 330    355      379    402
-----------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
  Portfolio (Service Shares)                 314    339      363    387
-----------------------------------------------------------------------
MFS Emerging Growth Series
  (Service Class)                            323    348      372    395
-----------------------------------------------------------------------
MFS Investors Trust Series
  (Service Class)                            325    350      374    397
-----------------------------------------------------------------------
MFS New Discovery Series
  (Service Class)                            344    368      392    415
-----------------------------------------------------------------------
MFS Global Governments Series
  (Service Class)                            329    354      378    401
-----------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                            329    354      378    401
-----------------------------------------------------------------------
Prudential Jennison Portfolio (Class II)     323    348      372    395
-----------------------------------------------------------------------


SUPPLEMENT

5. The last sentence of the second paragraph under "OPTION V-4-Variable Annuity Payments to Age 100" (including the bullet points) on page 22 of the Prospectus is replaced with the following

The following conditions apply to partial withdrawals:

o     The payee may not withdraw less than $500.

o One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

6. The last sentence of the first paragraph of the section entitled "DEATH BENEFITS" on page 24 of the Prospectus is revised as follows:

In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

7. The following section entitled "EARNINGS BENEFIT RIDER" is added as a new contract feature following the section entitled "CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT" on page 27 of the Prospectus:

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering electing this benefit:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of the annuitant's death; otherwise, we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant's death, because


                                                                      SUPPLEMENT
      withdrawals reduce the premium amount used to determine if there is any gain in your contract.

o If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of your earnings upon the annuitant's death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of the adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant's death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of the adjusted premiums.

Your spouse may continue the contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is age 80 or older upon your death, you spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any other riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.


SUPPLEMENT

Upon the death of your surviving spouse before the annuity commencement date, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse's death, we begin by calculating two different numbers:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit, plus any earnings benefit), adjusted by:

      o     adding any net premiums contributed to the contract after your death

      o proportional reductions for partial withdrawals (as explained below) taken from the contract after your death

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If you spouse was age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts. If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

                Partial withdrawal amount, including any deferred
                         sale charges and annuity taxes)
--------------------------------------------------------------------------------
           The accumulation value of your contract prior to withdrawal

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday

o     the date annuity payments begin


                                                                      SUPPLEMENT

o     the date we receive a written termination request from you

o the date of the annuitant's death, unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider and

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

8. The first sentence of the first paragraph following the bullet points on page 29 of the Prospectus in the section entitled "LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")" is revised as follows:

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes.

9. The following is added to the section entitled "LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")" as second to last paragraph on page 29 of the
Prospectus:

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and rider after your death, provided the annuitant is still living. Non-spouse joint owners may also continue this rider upon your death, provided the annuitant is still living and no distributions have occurred prior to the tenth contract anniversary as a result of your death.

10. The following is added to the section entitled "CONTRACT COSTS AND EXPENSES" at the bottom of page 31 of the Prospectus:

EARNINGS BENEFIT

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).

11. The information in the margin entitled "Cost and expenses" on page 31 of the Prospectus is amended to add the earnings benefit rider as one of the charges which may apply.

12. The following information is added to the section entitled
"FEDERAL TAX MATTERS" on page 35 of the Prospectus as the first full paragraph:

It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional


SUPPLEMENT
benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

13. The following is added to he end of the paragraph entitled "Other Tax Issues" on page 37 of the Prospectus.

The IRS may take the position that the earnings benefit rider adversely affects the qualification of the contract as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

14. The third sentence of the second paragraph of "APPENDIX A - SUMMARY FINANCIAL INFORMATION" is revised to read as follows:

If no data appears for a particular accumulation unit value or rider, then that variable investment option or rider was not available at that time or there were no outstanding accumulation units.